Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 9,928	61,853	69,818
Inventories	3,808	23,727	25,761
Employee benefits	1,119	6,969	2,964
Accrued warranty	13,688	85,277	100,950
Property, plant and equipment	94,435	588,342	623,573
Change in fair value of derivative instruments	246	1,535	5,861
Net operating loss carryforwards	99,551	620,210	102,775
Investment loss	504	3,139	5,296
Provision for inventory purchase commitment	17,860	111,272	177,373
Total gross deferred income tax assets	241,140	1,502,324	1,114,371
Valuation allowance	(131,943)	(822,010)	(627,295)
Net deferred income tax assets	109,197	680,314	487,076
Gross deferred income tax liabilities:
Property, plant and equipment	(3,812)	(23,751)	(37,698)
Intangible assets	(1,501)	(9,354)	(21,312)
Withholding income tax	(963)	(6,001)	(7,010)
Total gross deferred income tax liabilities	(6,276)	(39,106)	(66,020)
Net deferred income tax assets	102,921	641,208	421,056
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	18,298	114,002	168,256
Non-current deferred income tax assets, included in other assets	87,974	548,085	293,794
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(963)	(6,001)	(7,010)
Non-current deferred income tax liabilities, included in other liabilities	(2,388)	(14,878)	(33,984)
Net deferred income tax assets	$ 102,921	641,208	421,056